Annual Fund Operating Expenses - Class S - Thrivent High Yield Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.38%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.53%